Investment Properties (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Investment Properties
For the year ended December 31, 2021

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2021	$35,965	$7,822,805	$6,738,913	$14,597,683
Disposals	—	(5,350)	—	(5,350)
Disposal of subsidiaries (Note 30)	—	(1,290,187)	(87,412)	(1,377,599)
Reclassification (Note 12)	(393)	9,818,133	3,398,139	13,215,879
Effects of foreign currency exchange differences	—	30,697	(6,962)	23,735

Balance at December 31, 2021	$35,572	$16,376,098	$10,042,678	$26,454,348

Accumulated depreciation

Balance at January 1, 2021	$—	$1,342,467	$717,133	$2,059,600
Depreciation expenses	—	482,625	268,422	751,047
Disposals	—	(3,671)	—	(3,671)
Disposal of subsidiaries (Note 30)	—	(570,403)	(19,946)	(590,349)
Reclassification	—	2,014,201	78,914	2,093,115
Effects of foreign currency exchange differences	—	6,927	(7,108)	(181)

Balance at December 31, 2021	$—	$3,272,146	$1,037,415	$4,309,561

Carrying amount at December 31, 2021	$35,572	$13,103,952	$9,005,263	$22,144,787

For the year ended December 31, 2022

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2022	$35,572	$16,376,098	$10,042,678	$26,454,348
Additions	—	114,786	—	114,786
Disposals	—	(9,770)	—	(9,770)
Reclassification	—	39,158	(10,314)	28,844
Effects of foreign currency exchange differences	—	237,171	143,516	380,687

Balance at December 31, 2022	$35,572	$16,757,443	$10,175,880	$26,968,895

Accumulated depreciation

Balance at January 1, 2022	$—	$3,272,146	$1,037,415	$4,309,561
Depreciation expenses	—	779,431	327,583	1,107,014
Disposals	—	(8,354)	—	(8,354)
Reclassification	—	(198,631)	(12,186)	(210,817)
Effects of foreign currency exchange differences	—	23,515	18,884	42,399

Balance at December 31, 2022	$—	$3,868,107	$1,371,696	$5,239,803

Carrying amount at December 31, 2022	$35,572	$12,889,336	$8,804,184	$21,729,092

For the year ended December 31, 2023

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2023	$35,572	$16,757,443	$10,175,880	$26,968,895
Additions	—	35,304	—	35,304
Reclassification	—	(182,588)	(12,233)	(194,821)
Effects of foreign currency exchange differences	—	(298,273)	(171,087)	(469,360)

Balance at December 31, 2023	$35,572	$16,311,886	$9,992,560	$26,340,018

Accumulated depreciation

Balance at January 1, 2023	$—	$3,868,107	$1,371,696	$5,239,803
Depreciation expenses	—	766,322	325,557	1,091,879
Reclassification	—	(51,031)	(4,309)	(55,340)
Effects of foreign currency exchange differences	—	(80,078)	(25,362)	(105,440)

Balance at December 31, 2023	$—	$4,503,320	$1,667,582	$6,170,902

Carrying amount at December 31, 2023	$35,572	$11,808,566	$8,324,978	$20,169,116

	Land	Buildings and Improvements	Right-of-use Assets	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2023	$1,162	$547,271	$332,328	$880,761
Additions	—	1,153	—	1,153
Reclassification	—	(5,963)	(400)	(6,363)
Effects of foreign currency exchange differences	—	(9,741)	(5,587)	(15,328)

Balance at December 31, 2023	$1,162	$532,720	$326,341	$860,223

Accumulated depreciation

Balance at January 1, 2023	$—	$126,326	$44,798	$171,124
Depreciation expenses	—	25,027	10,632	35,659
Reclassification	—	(1,667)	(141)	(1,808)
Effects of foreign currency exchange differences	—	(2,615)	(828)	(3,443)

Balance at December 31, 2023	$—	$147,071	$54,461	$201,532

Carrying amount at December 31, 2023	$1,162	$385,649	$271,880	$658,691

Summary of Maturity analysis of Operating Lease Payments
The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Year 1	$1,683,010	$1,596,827	$52,150
Year 2	1,380,058	1,333,442	43,548
Year 3	1,119,779	1,154,877	37,716
Year 4	990,867	893,353	29,176
Year 5	808,851	687,266	22,445
Year 6 onwards	2,492,305	1,777,808	58,060

	$8,474,870	$7,443,573	$243,095

Summary of Investment Properties, Useful Lives	The investment properties were depreciated on a straight-line basis over the following useful lives:

Main buildings	10-40 years
Right-of-use assets	10-50 years

Summary of Investment Properties, Fair Value	The fair value of the investment properties was as follows:

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Fair value	$36,869,289	$34,789,532	$1,136,170